The Company and Nature of Operations (Changyou's Business) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization and Nature of Operations [Line Items]
Revenues	$ 1,883,029	$ 1,860,962	$ 1,650,431
Number of shares issued	39,229,000	38,898,000
Number of shares outstanding	39,229,000	38,898,000
TLBB [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 200,900
Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 102,600
Product Risk [Member] | Total revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	11.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	5.00%
Changyou [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company	67.00%
Voting power held by the Company	95.00%
Changyou [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares issued	106,501,420
Changyou [Member] | Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company	67.00%
Changyou [Member] | Class A Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	1,500,000
Changyou [Member] | Class A Ordinary Shares [Member] | Public shareholders [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	34,751,420
Changyou [Member] | Class B Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	70,250,000
Changyou [Member] | ADSs [Member] | Public shareholders [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	34,751,420
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	52.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	26.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | TLBB [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	41.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	21.00%